Short Term Bank Loans (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short Term Bank Loans (Details) [Line Items]
Interest expense (in Dollars)	$ 58,515
short Term Bank Loans [Member]
Short Term Bank Loans (Details) [Line Items]
Percentage of short term bank loans	3.48%	4.15%